Note 9 - Loans Payable - Schedule of Loans Outstanding (Details) - CAD ($)		Mar. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Loans payable	[1]	$ 166,612

[1]	The Company received an unsecured bridge loan in the first quarter of 2019. Included in loans payable are loans amounting to $161,612 (2018 $550,000) to related parties as disclosed in Note 18.